Fair Value of Financial Instruments (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Assets
Cash	$ 35,414	$ 102,599
Liabilities
Convertible note payable, net of discounts	$ 64,606	$ 14,879
Notes payable, related parties
Fair Value, Measurements, Recurring [Member] | Level 1 [Member]
Assets
Cash	$ 35,414	$ 102,599
Total assets	35,414	$ 102,599
Liabilities
Convertible note payable, net of discounts
Total liabilities
Net assets and liabilities	35,414	$ 102,599
Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Assets
Cash
Total assets
Liabilities
Convertible note payable, net of discounts	64,606	$ 14,879
Notes payable, related parties	30,000
Total liabilities	94,606	14,879
Net assets and liabilities	$ (94,606)	$ (14,879)
Fair Value, Measurements, Recurring [Member] | Level 3 [Member]
Assets
Cash
Total assets
Liabilities
Convertible note payable, net of discounts
Notes payable, related parties
Total liabilities
Net assets and liabilities